NOTES PAYABLE - Assumptions Used to Calculate Fair Value of Warrants (Details)	Jan. 08, 2020	Dec. 31, 2020 $ / shares Y	Mar. 31, 2020 $ / shares	Sep. 30, 2019 Y $ / shares	Apr. 30, 2018 Y $ / shares item
10% Warrants | Current stock price
NOTES PAYABLE
Measurement input used to calculate fair value of warrants		0.53
10% Warrants | Exercise price
NOTES PAYABLE
Measurement input used to calculate fair value of warrants		0.56
10% Warrants | Risk-free interest rate
NOTES PAYABLE
Measurement input used to calculate fair value of warrants		0.38
10% Warrants | Expected term (in years)
NOTES PAYABLE
Measurement input used to calculate fair value of warrants | Y		5.0
10% Warrants | Expected volatility
NOTES PAYABLE
Measurement input used to calculate fair value of warrants		115
15% Warrants | Current stock price | Minimum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants			0.45
15% Warrants | Current stock price | Maximum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants			0.67
15% Warrants | Exercise price
NOTES PAYABLE
Measurement input used to calculate fair value of warrants			0.45
15% Warrants | Risk-free interest rate | Minimum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants			0.68
15% Warrants | Risk-free interest rate | Maximum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants			1.62
15% Warrants | Expected term (in years) | Minimum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants			0.83
15% Warrants | Expected term (in years) | Maximum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants			3.06
15% Warrants | Expected volatility | Minimum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants			112
15% Warrants | Expected volatility | Maximum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants			119
12% Warrants | Current stock price | Minimum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants				0.82
12% Warrants | Current stock price | Maximum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants				0.92
12% Warrants | Exercise price
NOTES PAYABLE
Measurement input used to calculate fair value of warrants				1.30
12% Warrants | Risk-free interest rate | Minimum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants				1.63
12% Warrants | Risk-free interest rate | Maximum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants				1.68
12% Warrants | Expected term (in years)
NOTES PAYABLE
Measurement input used to calculate fair value of warrants | Y				1.10
12% Warrants | Expected volatility
NOTES PAYABLE
Measurement input used to calculate fair value of warrants				124
8.5% Warrants | Current stock price
NOTES PAYABLE
Measurement input used to calculate fair value of warrants					4.18
8.5% Warrants | Exercise price
NOTES PAYABLE
Measurement input used to calculate fair value of warrants					2.35
8.5% Warrants | Risk-free interest rate
NOTES PAYABLE
Measurement input used to calculate fair value of warrants					2.46
8.5% Warrants | Expected term (in years)
NOTES PAYABLE
Measurement input used to calculate fair value of warrants | Y					2.0
8.5% Warrants | Expected volatility
NOTES PAYABLE
Measurement input used to calculate fair value of warrants					134
8.5% Warrants | Number of iterations
NOTES PAYABLE
Measurement input used to calculate fair value of warrants | item					5
Mortgage Loan
NOTES PAYABLE
Spread on variable rate	10.00%
Mortgage Loan | Prime rate
NOTES PAYABLE
Spread on variable rate	5.25%